Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax
Schedule of components of (loss)/ income before income taxes

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
The Cayman Islands	(11,880)	(14,109)	(42,287)
Hong Kong	(16,629)	14,951	59,675
PRC, excluding Hong Kong	(15,864)	103,864	178,551
Other	(200)	(2,822)	335
	(44,573)	101,884	196,274

Schedule of current and deferred portions of income tax expenses (benefits) included in the Consolidated Statements of Comprehensive Income (Loss)

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	—	12,456	48,019
Deferred tax benefits	—	(43,981)	(7,291)
Income tax (benefits)/expenses	—	(31,525)	40,728

Schedule of reconciliation of income tax rate

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	(6.66)%	3.46%	5.39%
Tax rate differential	(3.19)%	(1.17)%	(2.60)%
Share-based compensation	(0.56)%	11.31%	3.01%
Non-deductive expense without tax invoice	6.72%	13.02%	0.76%
R&D surplus deduction	—	—	(7.78)%
Others	(1.50)%	1.89%	(5.50)%
Change in valuation allowance	(19.81)%	(84.45)%	2.47%
Effective tax rate	0%	(30.94)%	20.75%

Schedule of deferred tax assets

	As of December 31,
	2017	2018
	RMB	RMB
Payroll and other accrued expenses	9,460	—
Inventory write-down	1,569	3,648
Net operating loss carry forwards	45,284	61,086
Advertisement expenses	2,667	1,135
Deferred revenue	—	5,196
Less: Valuation allowance	(14,999)	(19,851)
Total deferred tax assets	43,981	51,214

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	92,204	101,036	14,999
Additions	8,832	2,842	10,875
Reversals	—	(88,879)	(6,023)
Balance at the end of the year	101,036	14,999	19,851